ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 15	3,870,500	3,870,500	3,866,900	3,869,900
Series 16	5,429,402	5,429,402	5,425,102	5,427,102
Series 17	5,000,000	5,000,000	4,998,500	4,999,000
Series 18	3,616,200	3,616,200	3,616,200	3,616,200
Series 19	4,080,000	4,080,000	4,080,000	4,080,000
	21,996,102	21,996,102	21,986,702	21,992,202

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]

the partnership recorded a valuation allowance as follows:

	2013	2012
Series 15	$36,759	$36,759
Series 16	31,893	8,318
Series 17	60,785	60,785
Series 18	51,536	62,536
Series 19	25,120	25,120
	$206,093	$193,518

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	3,868,900	3,869,900
Series 16	5,426,435	5,427,102
Series 17	4,998,833	4,999,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,990,368	21,992,202